SMA Relationship Trust

Supplement to the Statement of Additional Information | September 4, 2020

Includes:

•  Series M

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information ("SAI") with respect to Series M of SMA Relationship Trust, dated April 29, 2020, as follows:

Mr. J. Mikesell Thomas no longer serves as Trustee of the Trust. Therefore, all references to Mr. Thomas in the SAI are hereby removed.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1074